BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 3,159	$ 5,111
Deposits	0	668
Other current assets	517	587
Inventory	735	444
Total current assets	4,411	6,810
Non-Current Assets:
Right of use assets, net	478	761
Property, plant and equipment, net	452	499
Total non-current assets	930	1,260
Total Assets	5,341	8,070
Current Liabilities:
Trade accounts payables	107	154
Other accounts payables	1,349	1,364
Lease liabilities	286	277
Financial liabilities at fair value	1,082	1,575
Total current liabilities	2,824	3,370
Non-Current Liabilities:
Lease liabilities	194	378
Total non- current liabilities	194	378
Shareholders’ Equity:
Ordinary shares, no par value: Authorized 100,000,000 ordinary shares as of December 31, 2025 and December 31, 2024; Issued and outstanding 35,949,247 ordinary shares as of December 31, 2025 and 24,252,096 shares as of December 31, 2024	0	0
Share capital and additional paid in capital	82,117	70,896
Accumulated losses	(79,794)	(66,574)
Total Shareholders’ Equity	2,323	4,322
Total liabilities and Shareholders’ Equity	$ 5,341	$ 8,070